CONDENSED INTERIM CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
REVENUES
Time charter revenues	$ 34,696	$ 34,436	$ 69,472	$ 71,122
Total revenues	34,696	34,436	69,472	71,122
OPERATING EXPENSES
Vessel operating expenses	(6,114)	(5,776)	(12,286)	(11,283)
Administrative expenses	(2,779)	(2,155)	(5,514)	(4,583)
Depreciation and amortization	(5,012)	(5,234)	(10,223)	(10,516)
Total operating expenses	(13,905)	(13,165)	(28,023)	(26,382)
Equity in earnings (losses) of joint ventures	3,267	6,475	14,341	(3,572)
Operating income (loss)	24,058	27,746	55,790	41,168
FINANCIAL INCOME (EXPENSE), NET
Interest income	98	163	231	335
Interest expense	(9,635)	(6,322)	(15,293)	(12,833)
Other items, net	(658)	(487)	(1,311)	(1,134)
Total financial income (expense), net	(10,195)	(6,646)	(16,373)	(13,632)
Income (loss) before tax	13,863	21,100	39,417	27,536
Income tax expense	(11,225)	(1,419)	(12,939)	(2,381)
Net income (loss)	2,638	19,681	26,478	25,155
Preferred unitholders' interest in net income	3,877	3,668	7,754	7,337
Limited partners' interest in net income (loss)	$ (1,239)	$ 16,013	18,724	$ 17,818
Common units public [Member]
FINANCIAL INCOME (EXPENSE), NET
Net income (loss)			$ 9,944
Earnings per unit
Earnings per share, basic and diluted	$ (0.04)	$ 0.47	$ 0.55	$ 0.51
Common units Hegh LNG [Member]
FINANCIAL INCOME (EXPENSE), NET
Net income (loss)			$ 8,780
Earnings per unit
Earnings per share, basic and diluted	$ (0.04)	$ 0.50	$ 0.58	$ 0.56